EQUIPMENT (Details Narrative B) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 26, 2014	May. 31, 2015	Jun. 11, 2014	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Depreciation		$ 24,845		$ 9,222	$ 61,897	$ 21,796
Research equipment agreement					318,603
Equipment payment					21,115
Security deposit					238,952
Minimum [Member]
Equipment payment					$ 10,260
Equipment Purchase Agreement [Member]
Research equipment agreement	$ 318,603
Equipment payment	21,115
Security deposit	238,952		$ 238,952
Equipment Purchase Agreement [Member] | Minimum [Member]
Equipment payment	$ 10,260
Research and Development Expense [Member]
Depreciation		21,160		5,665
General and Administrative Expense [Member]
Depreciation		$ 3,685		$ 3,557